ADAMS DIVERSIFIED EQUITY FUND, INC.

Schedule of Investments

March 31, 2020
(unaudited)
	Shares	Value (a)
Common Stocks — 99.2%
Communication Services — 9.3%
Alphabet Inc. Class A (b)	41,100	$47,756,145
Alphabet Inc. Class C (b)	11,197	13,019,984
AT&T Inc.	590,982	17,227,125
Comcast Corporation Class A	668,200	22,972,716
Facebook, Inc. Class A (b)	141,900	23,668,920
Netflix, Inc. (b)	15,000	5,632,500
Verizon Communications Inc.	86,800	4,663,764
Walt Disney Company	132,200	12,770,520
		147,711,674
Consumer Discretionary — 9.9%
Amazon.com, Inc. (b)	37,600	73,309,472
Chipotle Mexican Grill, Inc. (b)	15,100	9,881,440
Darden Restaurants, Inc.	26,900	1,464,974
Las Vegas Sands Corp.	54,100	2,297,627
Lowe's Companies, Inc.	152,800	13,148,440
Magna International Inc.	86,800	2,770,656
NIKE, Inc. Class B	238,000	19,692,120
Ross Stores, Inc.	44,300	3,852,771
Starbucks Corporation	218,100	14,337,894
Target Corporation	169,700	15,777,009
Williams-Sonoma, Inc.	20,600	875,912
		157,408,315
Consumer Staples — 7.8%
Coca-Cola Company	600,400	26,567,700
Consumer Staples Select Sector SPDR Fund	86,600	4,717,102
Costco Wholesale Corporation	63,600	18,134,268
Mondelez International, Inc. Class A	348,100	17,432,848
PepsiCo, Inc.	118,700	14,255,870
Philip Morris International Inc.	263,500	19,224,960
Procter & Gamble Company	115,350	12,688,500
Walmart Inc.	101,000	11,475,620
		124,496,868
Energy — 3.0%
Adams Natural Resources Fund, Inc. (c)(f)	2,186,774	18,128,356
Chevron Corporation	163,300	11,832,718
ConocoPhillips	195,100	6,009,080
Exxon Mobil Corporation	165,600	6,287,832
Pioneer Natural Resources Company	76,800	5,387,520
		47,645,506

Schedule of Investments (continued)

March 31, 2020
(unaudited)
	Shares	Value (a)
Financials — 11.1%
Allstate Corporation	90,900	$8,338,257
Bank of America Corp.	1,128,100	23,949,563
Berkshire Hathaway Inc. Class B (b)	107,600	19,672,508
Citigroup Inc.	35,600	1,499,472
Hartford Financial Services Group, Inc.	45,600	1,606,944
Intercontinental Exchange, Inc.	226,700	18,306,025
JPMorgan Chase & Co.	364,700	32,833,941
MetLife, Inc.	420,300	12,848,571
S&P Global, Inc.	71,800	17,594,590
T. Rowe Price Group	167,400	16,346,610
Travelers Companies, Inc.	119,700	11,892,195
Wells Fargo & Company	437,600	12,559,120
		177,447,796
Health Care — 14.2%
Abbott Laboratories	225,000	17,754,750
AbbVie, Inc.	322,700	24,586,513
Agilent Technologies, Inc.	177,100	12,683,902
Bristol-Myers Squibb Company	152,900	8,522,646
CVS Health Corporation	296,900	17,615,077
Edwards Lifesciences Corporation (b)	62,100	11,713,302
HCA Healthcare Inc	17,300	1,554,405
Health Care Select Sector SPDR Fund	26,100	2,311,938
Johnson & Johnson	200,500	26,291,565
Medtronic plc	222,700	20,083,086
Merck & Co., Inc.	289,300	22,258,742
Thermo Fisher Scientific Inc.	93,800	26,601,680
UnitedHealth Group Incorporated	137,900	34,389,502
		226,367,108
Industrials — 8.5%
Caterpillar Inc.	94,100	10,919,364
Cintas Corporation	31,000	5,369,820
General Electric Company	1,410,022	11,195,575
Honeywell International Inc.	203,000	27,159,370
Kansas City Southern	138,500	17,614,430
L3Harris Technologies Inc.	112,300	20,227,476
Lincoln Electric Holdings, Inc.	111,800	7,714,200
Parker-Hannifin Corporation	89,200	11,571,916
Union Pacific Corporation	148,300	20,916,232
United Rentals, Inc. (b)	24,500	2,521,050
		135,209,433

Schedule of Investments (continued)

March 31, 2020
(unaudited)
	Shares	Value (a)
Information Technology — 25.4%
Accenture plc Class A	39,500	$6,448,770
Adobe Inc. (b)	66,300	21,099,312
Amphenol Corporation Class A	39,300	2,864,184
Apple Inc.	292,300	74,328,967
Applied Materials, Inc.	222,500	10,194,950
Cisco Systems, Inc.	292,800	11,509,968
Fidelity National Information Services, Inc.	123,700	15,046,868
Intel Corporation	167,700	9,075,924
Lam Research Corporation	55,100	13,224,000
Mastercard Incorporated Class A	96,400	23,286,384
Microsoft Corporation	715,200	112,794,192
Oracle Corporation	122,200	5,905,926
salesforce.com, inc. (b)	134,800	19,408,504
Technology Select Sector SPDR Fund	200,000	16,074,000
Texas Instruments Incorporated	164,100	16,398,513
VeriSign, Inc (b)	68,200	12,282,138
Visa Inc. Class A	211,700	34,109,104
		404,051,704
Materials — 1.8%
DuPont de Nemours, Inc.	55,100	1,878,910
Linde plc	76,000	13,148,000
LyondellBasell Industries N.V.	71,800	3,563,434
Sherwin-Williams Company	20,200	9,282,304
		27,872,648
Real Estate — 3.2%
American Tower Corporation	73,600	16,026,400
AvalonBay Communities, Inc.	69,300	10,198,881
Equinix, Inc.	11,300	7,057,641
Prologis, Inc.	210,400	16,909,848
		50,192,770
S&P 500 Index — 1.4%
SPDR S&P 500 ETF Trust	88,600	22,836,650

Utilities — 3.6%
Ameren Corporation	161,600	11,769,328
FirstEnergy Corp.	261,600	10,482,312
NextEra Energy, Inc.	90,300	21,727,986
WEC Energy Group Inc.	156,100	13,757,093
		57,736,719

Schedule of Investments (continued)

March 31, 2020
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $1,266,983,763)		$1,578,977,191
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		466,000
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Northern Institutional Treasury Portfolio, 0.45% (e)
(Cost $11,674,637)	11,674,637	11,674,637
Total — 99.9%
(Cost $1,278,808,400)		1,591,117,828
Other Assets Less Liabilities — 0.1%		647,484
Net Assets — 100.0%		$1,591,765,312

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the three months ended March 31, 2020, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value March 31, 2020
Adams Funds Advisers, LLC (controlled)	n/a	$–	$–	$–	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	65,603	153,074	(17,865,944)	18,128,356
Total		$65,603	$153,074	$(17,865,944)	$18,594,356

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.